Commitments and contingencies	12 Months Ended
Mar. 31, 2020
Commitments and contingencies
Commitments and contingencies

24           Commitments and contingencies

Contractual commitments – Cooperation agreements

In June 2006, the Group entered into a cooperation agreement with Peking University People’s Hospital (“PUPH”), with an annual fee of RMB2,600. Pursuant to the agreement, PUPH provides technical consultancy services to the Group in relation to the operation of a cord blood bank. The annual service fee was renewed to RMB3,000 (US$424) effective from September 2017. The renewed agreement has a term of four years commencing in September 2017.

In November 2009, Guangzhou Nuoya entered into a cooperation agreement with Guangdong Women and Children’s Hospital and Health Institute (“GWCH”) for a term of 20 years, with an annual fee of RMB2,000. Pursuant to the agreement, GWCH provides technical consultancy services to the Group. The annual service fee was renewed to RMB3,200 (US$452) effective from October 2013.

As of March 31, 2020, the total future minimum payments under the cooperation agreements are as follows:

	March 31, 2020
	RMB	US$

Fiscal years ending March 31,
2021	6,200	876
2022	4,450	628
2023	3,200	452
2024	3,200	452
2025	3,200	452
2026 and thereafter	14,667	2,071
Total payments	34,917	4,931